Related Party Transactions (Details)	3 Months Ended			3 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended							12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 Cash Pooling Agreement [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] EUR (€)	Mar. 31, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Mar. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] USD ($)	Mar. 31, 2012 Fresenius SE [Member] Taxes Payable [Member] EUR (€)	Mar. 31, 2012 General Partner [Member] USD ($)	Mar. 31, 2012 General Partner [Member] EUR (€)	Mar. 31, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2012 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2012 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.30%
Amount of transaction						17,299,000	17,308,000	19,198,000	1,625,000	1,468,000	1,726,000	6,348,000	6,274,000	5,045,000	5,919,000	4,588,000	4,041,000	11,835,000	12,454,000	10,227,000						3,035,000	3,861,000	2,328,000	4,269,000	6,415,000	4,269,000	655,000
Due to related parties	$ 104,975,000	$ 111,226,000	$ 32,871,000	$ 11,085,000	€ 8,300,000																€ 24,600,000	$ 7,760,000	€ 5,747,000	$ 2,003,000	€ 1,500,000								$ 1,588,000
Interest rate				2.606%	2.606%																1.942%	6.00%	6.00%	1.335%	1.335%								6.65%
Date of repayment				Oct. 31, 2011	Oct. 31, 2011																Jan. 03, 2011			Aug. 19, 2011	Aug. 19, 2011								Apr. 14, 2013